Issued Capital and Reserves - Summary of Accumulated Loss (Detail) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Other reserves	£ 7,401	£ 5,001	£ 7,000
Accumulated losses	£ (296,968)	£ (309,693)	£ (146,065)